Deferred Travel Cost (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Deferred travel cost	$ 274,100	$ 176,187	$ 159,532